PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 26, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

As of June 26, 2021 and June 27, 2020, property and equipment consists of the following:

	2021	2020

Land and Buildings	$37,400,379	$37,400,378
Finance Lease Right-of-Use Assets	9,154,137	26,074,429
Furniture and Fixtures	12,525,180	12,483,613
Leasehold Improvements	68,437,877	57,617,592
Equipment and Software	26,832,414	26,067,344
Construction in Progress	27,144,696	37,027,509

Total Property and Equipment	181,494,683	196,670,865

Less Accumulated Depreciation	(43,664,415)	(30,684,180)

Property and Equipment, Net	$137,830,268	$165,986,685